Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
  Note 15:   Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2014
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$2,651

Dividends on non-vested restricted stock	(55)

Net income allocated to stockholders	2,596

Basic earnings per share
Income available to common stockholders	––	4,846,219	$0.54

Effect of dilutive securities
Restricted stock awards	––	78,026

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,596	4,924,245	$0.53

 Options to purchase 53,714 shares of common stock at an average exercise price of $10.34 per share were outstanding at December 31, 2014, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.

	Year Ended December 31, 2013
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$2,612

Dividends on non-vested restricted stock	(51)

Net income allocated to stockholders	2,561

Basic earnings per share
Income available to common stockholders	––	4,808,820	$0.53

Effect of dilutive securities
Restricted stock awards	––	62,358

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,561	4,871,179	$0.53

Options to purchase 53,714 shares of common stock at an average exercise price of $10.34 per share were outstanding at December 31, 2013, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.